Expense Example, No Redemption (Vanguard Managed Payout Fund Retail)	Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	43
3 YEAR	135
5 YEAR	235
10 YEAR	530